MARKETABLE SECURITIES (Details) (CAD)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
MARKETABLE SECURITIES
Proceeds on sale of certain marketable securities	13,300,000	2,500,000	146,900,000
Gain (loss) recognized on sale of marketable securities	(2,800,000)	400,000	86,500,000
Realized gains (losses), net of tax reclassified from accumulated other comprehensive income to net income	(2,503,000)	315,000
Unrealized gains (losses), net of tax due to change in fair value of publicly listed investments	(145,000)	7,136,000	(10,115,000)
Unrealized gains (losses), before tax due to change in fair value of publicly listed investments	(200,000)	8,200,000	(11,900,000)